Unaudited Interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Unaudited Interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income
Revenue	$ 234,139	$ 252,780
Cost of revenue:
Platform commissions	(56,428)	(68,839)
Game operation cost	(26,785)	(20,540)
Other operating income	1,539	376
Selling and marketing expenses	(129,135)	(91,289)
General and administrative expenses	(14,796)	(14,808)
Impairment loss on trade receivables and loans receivable	(4,296)	(3,919)
Total costs and expenses, excluding depreciation and amortization	(229,901)	(199,019)
Depreciation and amortization	(2,903)	(3,617)
Profit from operations	1,335	50,144
Finance income	3,042	335
Finance expenses	(1,992)	(1,279)
Change in fair value of share warrant obligation and other financial instruments	10,547	7,268
Share of loss of equity-accounted associates	(515)	(1,640)
Profit before income tax	12,417	54,828
Income tax expense	(1,074)	(2,090)
Profit for the period, net of tax	11,343	52,738
Attributable to equity holders of the Company	11,343	53,063
Attributable to non-controlling interest		(325)
Items that are or may be reclassified subsequently to profit or loss	1,007	3,177
Foreign currency translation difference	981	3,177
Other	26
Total comprehensive income for the period	12,350	55,915
Attributable to equity holders of the Company	$ 12,350	56,240
Attributable to non-controlling interest		$ (325)
Earnings per share:
Basic earnings per share, US$	$ 0.06	$ 0.27
Diluted earnings per share, US$	$ 0.06	$ 0.27